Eaton Vance
Global Small-Cap Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
Australia — 3.3%
BlueScope Steel, Ltd.	3,988	$ 58,811
carsales.com, Ltd.	15,167	253,528
Data#3, Ltd.	29,567	149,425
IGO, Ltd.	11,035	103,114
Northern Star Resources, Ltd.	11,535	90,045
Steadfast Group, Ltd.	35,370	138,765
WiseTech Global, Ltd.	2,931	169,262
		$ 962,950
Austria — 0.4%
BAWAG Group AG(1)(2)	2,533	$ 123,401
		$ 123,401
Belgium — 1.1%
Azelis Group NV	12,688	$ 328,058
		$ 328,058
Canada — 2.9%
Agnico Eagle Mines, Ltd.	1,169	$ 61,284
ARC Resources, Ltd.	7,396	111,726
ATS Corp.(2)	6,777	307,333
Granite Real Estate Investment Trust	2,133	125,264
Keyera Corp.	3,669	91,847
Killam Apartment Real Estate Investment Trust	8,550	117,359
Pan American Silver Corp.	1,784	30,197
		$ 845,010
France — 0.7%
IPSOS	4,200	$ 209,958
		$ 209,958
Germany — 0.3%
Encavis AG(2)	5,842	$ 97,957
		$ 97,957
Ireland — 0.7%
Jazz Pharmaceuticals PLC(2)	1,577	$ 205,672
		$ 205,672
Italy — 3.3%
Amplifon SpA	5,168	$ 174,844
BFF Bank SpA(1)	22,703	256,257
Security	Shares	Value
Italy (continued)
DiaSorin SpA	682	$ 76,515
FinecoBank Banca Fineco SpA	10,232	158,875
MARR SpA	11,699	181,842
Moncler SpA	1,524	109,993
		$ 958,326
Japan — 10.7%
As One Corp.	4,279	$ 170,130
Asahi Intecc Co., Ltd.	6,722	137,944
BayCurrent Consulting, Inc.	6,803	219,701
Chiba Bank, Ltd. (The)	15,166	106,638
Cosmos Pharmaceutical Corp.	2,346	271,074
Fukuoka Financial Group, Inc.	6,201	149,417
Goldwin, Inc.	1,227	100,752
JMDC, Inc.	2,524	96,473
Kobe Bussan Co., Ltd.	6,012	160,133
Kose Corp.	1,410	138,076
Kyoritsu Maintenance Co., Ltd.	3,852	150,957
LaSalle Logiport REIT	124	132,657
Mitsubishi Research Institute, Inc.	3,130	118,508
Miura Co., Ltd.	7,607	191,925
Nihon M&A Center Holdings, Inc.	14,326	82,043
Sanwa Holdings Corp.	20,499	278,789
Sumco Corp.	10,064	146,652
T Hasegawa Co., Ltd.	6,747	161,149
USS Co., Ltd.	12,809	222,109
Yamaha Corp.	2,665	103,264
		$ 3,138,391
Luxembourg — 0.1%
APERAM S.A.	903	$ 28,498
		$ 28,498
Netherlands — 1.9%
BE Semiconductor Industries NV	1,571	$ 187,575
Euronext NV(1)	1,778	135,330
IMCD NV	1,491	225,931
		$ 548,836
New Zealand — 0.5%
Spark New Zealand, Ltd.	41,768	$ 134,474
		$ 134,474
Norway — 0.4%
SmartCraft ASA(2)	40,544	$ 83,254

Eaton Vance
Global Small-Cap Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
TGS ASA	1,650	$ 22,023
		$ 105,277
Singapore — 0.3%
Daiwa House Logistics Trust	216,288	$ 100,042
		$ 100,042
Spain — 0.2%
Inmobiliaria Colonial Socimi S.A.	9,524	$ 61,480
		$ 61,480
Sweden — 2.2%
AddTech AB, Class B	14,776	$ 275,274
Boliden AB	1,487	43,732
Sdiptech AB, Class B(2)	11,622	320,495
		$ 639,501
Switzerland — 0.5%
Galenica AG(1)	1,862	$ 149,854
		$ 149,854
United Kingdom — 9.6%
Abcam PLC ADR(2)	4,057	$ 95,096
Capricorn Energy PLC	7,360	16,743
Cranswick PLC	4,316	185,166
Diploma PLC	6,924	287,985
DiscoverIE Group PLC	32,510	333,597
Games Workshop Group PLC	1,499	224,110
Greggs PLC	4,089	145,011
JTC PLC(1)	33,164	306,137
Rentokil Initial PLC ADR	11,755	479,604
Shaftesbury Capital PLC	50,363	77,431
St. James's Place PLC	9,248	111,634
Volution Group PLC	45,593	235,017
Watches of Switzerland Group PLC(1)(2)	11,161	108,308
Wise PLC, Class A(2)	19,083	190,331
		$ 2,796,170
United States — 58.7%
AAON, Inc.	2,537	$ 267,045
Addus HomeCare Corp.(2)	1,250	114,463
Agiliti, Inc.(2)	18,234	313,078
Albany International Corp., Class A	1,703	163,965
Alliant Energy Corp.	5,374	288,799
Altair Engineering, Inc., Class A(2)	2,332	174,760
AptarGroup, Inc.	2,373	288,225
Security	Shares	Value
United States (continued)
Atmus Filtration Technologies, Inc.(2)	2,890	$ 68,927
Autoliv, Inc.	1,886	190,354
AZEK Co., Inc. (The)(2)	12,834	400,421
Brunswick Corp.	1,379	119,021
Casey's General Stores, Inc.	1,121	283,232
CBIZ, Inc.(2)	9,881	522,606
Ceridian HCM Holding, Inc.(2)	1,941	137,442
Chemed Corp.	911	474,713
Clearwater Analytics Holdings, Inc., Class A(2)	8,279	142,647
CMS Energy Corp.	4,650	283,975
Commerce Bancshares, Inc.	5,221	277,653
Cooper Cos., Inc. (The)	1,231	481,641
Core & Main, Inc., Class A(2)	10,954	346,256
CubeSmart	6,357	275,640
Domino's Pizza, Inc.	890	353,099
Dorman Products, Inc.(2)	4,479	379,327
EastGroup Properties, Inc.	1,961	347,450
Envestnet, Inc.(2)	4,828	299,239
Envista Holdings Corp.(2)	8,566	294,756
Equity LifeStyle Properties, Inc.	5,547	394,835
Euronet Worldwide, Inc.(2)	1,967	172,840
Fair Isaac Corp.(2)	316	264,799
Generac Holdings, Inc.(2)	706	108,512
Graco, Inc.	3,755	297,884
Harley-Davidson, Inc.	2,557	98,726
Herc Holdings, Inc.	592	79,227
Hexcel Corp.	1,519	107,363
Janus International Group, Inc.(2)	3,901	44,549
Lancaster Colony Corp.	434	83,601
Landstar System, Inc.	807	164,297
LPL Financial Holdings, Inc.	1,084	248,626
MarketAxess Holdings, Inc.	933	251,182
Middleby Corp.(2)	2,633	399,821
Neogen Corp.(2)	6,047	140,230
Neurocrine Biosciences, Inc.(2)	1,246	126,955
Nordson Corp.	902	226,952
NV5 Global, Inc.(2)	345	37,795
ONE Gas, Inc.	1,105	87,439
Papa John's International, Inc.	2,396	198,149
Performance Food Group Co.(2)	4,358	260,434
PowerSchool Holdings, Inc., Class A(2)	4,765	115,170
Premier, Inc., Class A	8,258	229,159
Progress Software Corp.	3,178	190,871
Quaker Chemical Corp.	1,546	309,787
R1 RCM, Inc.(2)	16,441	284,100
Rexford Industrial Realty, Inc.	6,678	367,891

Eaton Vance
Global Small-Cap Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
RH(2)	337	$ 130,813
RLI Corp.	2,687	358,473
Ryan Specialty Holdings, Inc., Class A(2)	8,285	359,072
Selective Insurance Group, Inc.	4,020	414,824
Simply Good Foods Co. (The)(2)	2,018	78,117
SouthState Corp.	3,381	262,602
SPS Commerce, Inc.(2)	909	163,975
Teleflex, Inc.	1,296	325,516
Texas Roadhouse, Inc.	1,103	123,040
Tradeweb Markets, Inc., Class A	3,770	308,348
Tyler Technologies, Inc.(2)	514	203,868
Valvoline, Inc.	11,844	449,717
Visteon Corp.(2)	673	103,703
W.R. Berkley Corp.	5,170	318,937
White Mountains Insurance Group, Ltd.	197	304,763
Woodward, Inc.	1,890	227,518
Wyndham Hotels & Resorts, Inc.	5,726	446,170
		$17,159,384
Total Common Stocks (identified cost $23,310,950)		$28,593,239

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(3)	660,448	$ 660,448
Total Short-Term Investments (identified cost $660,448)		$ 660,448

Total Investments — 100.1% (identified cost $23,971,398)	$29,253,687
Other Assets, Less Liabilities — (0.1)%	$ (16,064)
Net Assets — 100.0%	$29,237,623
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $1,079,287 or 3.7% of the Fund's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	24.3%	$7,097,405
Financials	17.0	4,954,105
Health Care	13.3	3,891,139
Consumer Discretionary	13.1	3,825,550
Information Technology	8.2	2,410,005
Real Estate	6.8	2,000,049
Consumer Staples	5.6	1,641,675
Materials	4.0	1,174,842
Utilities	2.6	758,170
Communication Services	2.1	597,960
Energy	0.8	242,339
Short-Term Investments	2.3	660,448
Total	100.1%	$29,253,687
Abbreviations:
ADR	– American Depositary Receipt

Eaton Vance
Global Small-Cap Equity Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at July 31, 2023.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $660,448, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$273,997	$6,385,080	$(5,998,629)	$ —	$ —	$660,448	$12,698	660,448
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$4,335,857	$ —	$ 4,335,857
Developed Europe	780,372	5,472,616	—	6,252,988
North America	18,004,394	—	—	18,004,394
Total Common Stocks	$18,784,766	$9,808,473*	$ —	$28,593,239
Short-Term Investments	$ 660,448	$ —	$ —	$ 660,448
Total Investments	$19,445,214	$9,808,473	$ —	$29,253,687
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
Reorganization
As of the close of business on September 15, 2023, the Fund was reorganized into the Calvert Global Small-Cap Equity Fund, a newly created series of Calvert Management Series, pursuant to an Agreement and Plan of Reorganization.
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